UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2010 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--9.8%
Christian Dior	65,500	6,987,209
McDonald's	160,900	10,735,248
McGraw-Hill	125,100	4,459,815
News, Cl. A	412,136	5,938,880
News, Cl. B	7,700 a	130,977
Target	159,700	8,400,220
		36,652,349
Consumer Staples--36.6%
Altria Group	488,100	10,015,812
Coca-Cola	472,600	25,993,000
Estee Lauder, Cl. A	50,200 a	3,256,474
Nestle, ADR	390,400	19,988,480
PepsiCo	172,900	11,439,064
Philip Morris International	488,100	25,459,296
Procter & Gamble	270,000	17,082,900
SYSCO	78,700	2,321,650
Wal-Mart Stores	96,600	5,370,960
Walgreen	366,300	13,586,067
Whole Foods Market	55,100 a,b	1,991,865
		136,505,568
Energy--17.4%
Chevron	197,900	15,006,757
ConocoPhillips	157,100	8,038,807
Exxon Mobil	306,364	20,520,261
Halliburton	78,700	2,371,231
Occidental Petroleum	110,100	9,307,854
Royal Dutch Shell, ADR	69,500	4,021,270
Total, ADR	94,400	5,477,088
		64,743,268
Financial--2.6%
Bank of America	180,816	3,227,566
HSBC Holdings, ADR	42,708	2,164,868
JPMorgan Chase & Co.	92,300	4,130,425
		9,522,859
Health Care--11.6%
Abbott Laboratories	220,800	11,631,744
Becton Dickinson & Co.	16,000	1,259,680
Johnson & Johnson	274,900	17,923,480
Medtronic	60,200	2,710,806
Merck & Co.	140,200	5,236,470
Novo Nordisk, ADR	6,300	485,856
Roche Holding, ADR	100,700	4,080,364
		43,328,400
Industrial--3.9%

Caterpillar	39,400	2,476,290
Fluor	12,400	576,724
General Dynamics	10,200	787,440
General Electric	344,800	6,275,360
United Technologies	57,600	4,239,936
		14,355,750
Information Technology--14.6%
Apple	54,000 b	12,686,220
Automatic Data Processing	85,400	3,797,738
Cisco Systems	200,100 b	5,208,603
Intel	829,900	18,473,574
Microsoft	261,500	7,654,105
QUALCOMM	70,800	2,972,892
Texas Instruments	148,300	3,628,901
		54,422,033
Materials--2.8%
Freeport-McMoRan Copper & Gold	15,500	1,294,870
Praxair	95,200	7,901,600
Rio Tinto, ADR	4,500	1,065,285
		10,261,755
Total Common Stocks
(cost $253,733,619)		369,791,982

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,964,000)	1,964,000 [c]	1,964,000

Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $920,368)	920,368 [c]	920,368

Total Investments (cost $256,617,987)	100.0%	372,676,350
Liabilities, Less Cash and Receivables	(.0%)	(1,778)
Net Assets	100.0%	372,674,572

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's securities on loan is $893,436 and the total market value of the collateral held by the portfolio is $920,368.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $256,617,987.

Net unrealized appreciation on investments was $116,058,363 of which $130,714,026 related to appreciated investment securities and $14,655,663 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	325,521,562	-	-	325,521,562
Equity Securities - Foreign+	44,270,420	-	-	44,270,420
Mutual Funds	2,884,368	-	-	2,884,368

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
March 31, 2010 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--12.5%
Abercrombie & Fitch, Cl. A	6,460	294,834
Autoliv	8,310 a	428,214
Best Buy	5,700	242,478
Carnival	21,142	822,001
Dick's Sporting Goods	14,780 a	385,906
Home Depot	40,338	1,304,934
Interpublic Group of Cos.	44,490 a	370,157
Johnson Controls	29,490	972,875
Macy's	11,280	245,566
News, Cl. A	115,970	1,671,128
Nordstrom	12,610 b	515,118
Omnicom Group	24,570	953,562
Staples	47,050	1,100,500
Target	16,030	843,178
Tiffany & Co.	8,440	400,816
Time Warner	46,896	1,466,438
		12,017,705
Consumer Staples--11.6%
Clorox	11,970	767,756
Coca-Cola Enterprises	16,690	461,645
Colgate-Palmolive	6,927	590,596
CVS Caremark	25,072	916,632
Dr. Pepper Snapple Group	9,030	317,585
Energizer Holdings	9,350 a	586,806
Estee Lauder, Cl. A	5,930	384,679
Kraft Foods, Cl. A	29,040	878,170
Kroger	19,670	426,052
PepsiCo	45,960	3,040,714
Philip Morris International	29,375	1,532,200
Safeway	20,180	501,675
SUPERVALU	14,770	246,364
Whole Foods Market	12,360 a,b	446,814
		11,097,688
Energy--9.5%
Cameron International	6,940 a	297,448
Chevron	12,340	935,742
ConocoPhillips	40,540	2,074,432
Consol Energy	5,520	235,483
EOG Resources	3,650	339,231
Halliburton	9,560	288,043
Hess	3,860	241,443
Marathon Oil	13,790	436,316
Newfield Exploration	8,240 a	428,892
Noble Energy	3,900	284,700

Occidental Petroleum	33,190	2,805,883
Schlumberger	7,900	501,334
Transocean	3,120 a	269,506
		9,138,453
Financial--14.7%
Aflac	4,430	240,505
American Express	11,520	475,315
Ameriprise Financial	11,690	530,258
Bank of America	101,510	1,811,953
BlackRock	1,930	420,277
Capital One Financial	5,630	233,138
Comerica	6,410	243,836
Fidelity National Financial, Cl. A	27,330	405,031
Franklin Resources	3,350	371,515
Genworth Financial, Cl. A	19,940 a	365,700
Goldman Sachs Group	4,290	732,003
JPMorgan Chase & Co.	60,906	2,725,543
Marsh & McLennan	8,690	212,210
MetLife	18,440	799,190
Morgan Stanley	16,370	479,477
People's United Financial	13,700	214,268
PNC Financial Services Group	5,570	332,529
Prudential Financial	13,200	798,600
State Street	7,830	353,446
T. Rowe Price Group	13,400	736,062
Travelers	7,860	423,968
Wells Fargo & Co.	37,640	1,171,357
		14,076,181
Health Care--13.3%
Alexion Pharmaceuticals	8,670 a	471,388
AmerisourceBergen	33,600	971,712
Amgen	17,120 a	1,023,091
Amylin Pharmaceuticals	12,320 a	277,077
Celgene	8,090 a	501,256
Cerner	5,600 a	476,336
Covidien	8,048	404,653
Edwards Lifesciences	3,060 a	302,573
Express Scripts	6,310 a	642,106
Genzyme	4,900 a	253,967
Gilead Sciences	10,500 a	477,540
Hospira	4,340 a	245,861
Human Genome Sciences	8,220 a	248,244
Johnson & Johnson	4,850	316,220
Merck & Co.	55,900	2,087,865
Pfizer	126,219	2,164,656
Shire, ADR	3,790	249,988
Thermo Fisher Scientific	6,860 a	352,878
Warner Chilcott, Cl. A	13,260 a	338,793
WellPoint	7,430 a	478,343
Zimmer Holdings	7,700 a	455,840
		12,740,387
Industrial--9.6%

Caterpillar	12,280	771,798
Cummins	7,270	450,376
Dover	24,960	1,166,880
Eaton	4,140	313,688
Emerson Electric	5,380	270,829
General Electric	94,800	1,725,360
Norfolk Southern	26,000	1,453,140
Pitney Bowes	9,640	235,698
Raytheon	4,480	255,898
Rockwell Collins	6,680	418,101
Tyco International	12,060	461,295
Union Pacific	8,717	638,956
United Technologies	13,410	987,110
		9,149,129
Information Technology--21.1%
Agilent Technologies	10,630 a	365,566
AOL	11,829 a	299,037
Apple	9,683 a	2,274,827
BMC Software	13,910 a	528,580
Broadcom, Cl. A	12,248	406,389
Cisco Systems	90,310 a	2,350,769
Dolby Laboratories, Cl. A	8,130 a	476,987
EMC	25,460 a	459,298
Equinix	2,420 a	235,563
Google, Cl. A	2,713 a	1,538,298
Hewlett-Packard	38,270	2,034,050
Informatica	14,060 a	377,652
Microsoft	111,677	3,268,786
Oracle	51,500	1,323,035
QUALCOMM	25,590	1,074,524
Research In Motion	4,810 a	355,699
Salesforce.com	5,650 a	420,643
Sybase	11,530 a,b	537,529
Teradata	14,540 a	420,061
Texas Instruments	8,840	216,315
Trimble Navigation	14,400 a	413,568
Tyco Electronics	15,270	419,620
VMware, Cl. A	7,680 a	409,344
		20,206,140
Materials--3.8%
Air Products & Chemicals	2,490	184,135
Celanese, Ser. A	12,130	386,340
CF Industries Holdings	4,350	396,633
Dow Chemical	19,970	590,513
Freeport-McMoRan Copper & Gold	5,807	485,117
Packaging Corp. of America	23,410	576,120
Pactiv	20,880 a	525,758
Steel Dynamics	28,540	498,594
		3,643,210
Telecommunication Services--2.2%
AT & T	33,970	877,785
Vodafone Group, ADR	41,100	957,219

Windstream	21,940	238,927
		2,073,931
Utilities--1.6%
Entergy	9,710	789,908
Questar	16,240	701,568
		1,491,476
Total Common Stocks
(cost $80,155,911)		95,634,300

Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $438,470)	438,470 [c]	438,470

Total Investments (cost $80,594,381)	100.3%	96,072,770
Liabilities, Less Cash and Receivables	(.3%)	(308,535)
Net Assets	100.0%	95,764,235

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's securities on loan is
$426,842 and the total market value of the collateral held by the portfolio is $438,470.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $80,594,381.

Net unrealized appreciation on investments was $15,478,389 of which $16,043,315 related to appreciated investment securities and $564,926 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	93,643,180	-	-	93,643,180
Equity Securities - Foreign+	1,991,120	-	-	1,991,120
Mutual Funds	438,470	-	-	438,470

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2010 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Australia--5.2%
AMP	105,692	607,147
Newcrest Mining	28,259	851,084
QBE Insurance Group	31,496	602,035
Santos	42,775	575,441
White Energy	183,992 a	435,608
		3,071,315
Brazil--4.1%
Banco Santander Brasil, ADR	46,608	579,337
Hypermarcas	44,838 a	548,388
Natura Cosmeticos	25,423	516,080
Rossi Residencial	42,138	293,581
Tele Norte Leste Participacoes, ADR	26,084	460,643
		2,398,029
Canada--1.6%
Barrick Gold	8,091	310,448
Potash Corporation of Saskatchewan	5,158	615,923
		926,371
Chile--.3%
Banco Santander Chile, ADR	2,908	198,384
China--1.9%
China Shenhua Energy, Cl. H	95,600	413,096
Sands China	429,200	682,143
		1,095,239
France--6.5%
Air Liquide	3,946	473,703
Alstom	11,460	714,644
BNP Paribas	9,083	697,560
L'Oreal	4,627	486,586
Thales	14,088	565,514
Total	14,972	869,144
		3,807,151
Germany--4.6%
Bayer	12,957	876,424
Bilfinger Berger	6,556	437,388

Deutsche Telekom	58,617	794,486
Fresenius Medical Care & Co.	10,771	607,740
		2,716,038
Greece--.8%
EFG Eurobank Ergasias	51,766 a	475,443
Hong Kong--3.2%
Belle International Holdings	385,000	517,680
Huabao International Holdings	305,000	366,507
Jardine Matheson Holdings	20,000	666,000
New World Development	157,000	307,357
		1,857,544
Japan--26.1%
Asahi Breweries	24,100	451,891
Canon	16,200	750,305
Fuji Machine Manufacturing	40,500	728,212
Honda Motor	19,000	670,660
INPEX	90	660,392
JFE Holdings	18,700	753,081
KDDI	60	310,621
Lawson	14,900	635,908
Mitsubishi	30,000	786,180
Nintendo	3,000	1,004,386
Nissan Motor	93,700 a	802,799
Nomura Holdings	194,800	1,435,632
Panasonic	40,000	611,830
Sankyo	7,100	351,241
Santen Pharmaceutical	16,000	480,223
Secom	9,700	424,356
Sony	18,300	700,759
Sumitomo Mitsui Financial Group	33,900	1,120,451
Toshiba	150,000 a	774,949
Towa Pharmaceutical	10,700	544,786
Toyota Motor	34,200	1,369,975
		15,368,637
Luxembourg--2.7%
ArcelorMittal	16,442 a	721,522
Millicom International Cellular, SDR	9,733	870,775
		1,592,297
Netherlands--.9%
Koninklijke Ahold	40,374	538,226

Poland--.6%
Telekomunikacja Polska	61,375	348,277
Singapore--1.2%
DBS Group Holdings	66,500	679,760
South Africa--1.3%
Gold Fields	62,094	786,005
Spain--.7%
Acciona	3,743	415,108
Switzerland--14.7%
ABB	40,495 a	884,484
Actelion	10,165	462,457
Bank Sarasin & Cie, Cl. B	12,857	533,473
Lonza Group	3,605	294,035
Nestle	31,204	1,598,080
Novartis	22,729	1,227,633
Roche Holding	10,658	1,728,488
Syngenta	1,346	373,775
UBS	56,279 a	914,854
Zurich Financial Services	2,545	652,422
		8,669,701
Thailand--1.8%
Bangkok Bank	113,700	483,493
Bank of Ayudhya	876,100	574,403
		1,057,896
United Kingdom--19.4%
Anglo American	26,232 a	1,144,052
BAE Systems	117,737	663,385
BG Group	40,525	701,368
BowLeven	196,426 a	370,359
British American Tobacco	24,235	835,379
Bunzl	39,996	437,602
Cable & Wireless Communications	503,733	423,103
Cable & Wireless Worldwide	490,645 a	684,988
Carnival	18,551	761,487
Centrica	109,727	489,374
GlaxoSmithKline	46,638	895,633
HSBC Holdings	61,605	624,482
ICAP	83,548	473,918
Premier Oil	25,042 a	469,314
Smith & Nephew	44,534	443,664

Standard Chartered	13,141	358,447
Tesco	50,447	333,351
Vodafone Group	569,447	1,313,484
		11,423,390
Total Common Stocks
(cost $50,815,442)		57,424,811

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $500,000)	500,000 [b]	500,000

Total Investments (cost $51,315,442)	98.5%	57,924,811
Cash and Receivables (Net)	1.5%	888,534
Net Assets	100.0%	58,813,345

ADR - American Depository Receipts
SDR- Swedish Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.2
Consumer Goods	16.8
Industrial	12.7
Materials	13.7
Health Care	10.9
Telecommunications	8.9
Oil & Gas	6.2
Consumer Services	6.5
Technology	1.9
Money Market Investment	0.9
Utilities	0.8
98.5
† Based on net assets.

See notes to financial statements.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $51,315,442. Net unrealized appreciation on investments was $6,609,369 of which $7,884,949 related to appreciated investment securities and $1,275,580 related to depreciated investment securities.

At March 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2010 ($)
Buys:
Euro,
Expiring 4/6/2010	20,993	28,269	28,354	85
Euro,
Expiring 9/15/2010	1,782,142	2,430,793	2,406,908	(23,885)
South Korean Won,
Expiring 7/15/2010	1,029,880,000	906,644	906,550	(94)
Singapore Dollars,
Expiring 4/15/2010	827,399	594,495	591,401	(3,094)

Sells:		Proceeds($)
Australian Dollars,
Expiring 4/7/2010	20,787	19,033	19,075	(42)
British Pounds,
Expiring 4/1/2010	12,219	18,494	18,542	(48)
British Pounds,
Expiring 4/15/2010	376,000	594,495	570,526	23,969
Japanese Yen,
Expiring 4/1/2010	335,544	3,627	3,589	38
Japanese Yen,
Expiring 4/5/2010	53,547,635	576,221	572,763	3,458
Japanese Yen,
Expiring 7/15/2010	83,539,909	906,644	894,177	12,467
Japanese Yen,
Expiring 9/15/2010	219,610,000	2,430,793	2,351,967	78,826

Gross Unrealized Appreciation				118,843
Gross Unrealized Depreciation				(27,163)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	57,424,811	-	-	57,424,811
Mutual Funds	500,000	-	-	500,000
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	118,843	-	118,843
Liabilities ($)
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	(27,163)	-	(27,163)

+ See Statement of Investments for country and industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2010 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Australia--5.2%
Amcor	119,966	703,455
BlueScope Steel	153,880	410,915
Foster's Group	201,840	979,806
Incitec Pivot	59,863	190,618
Insurance Australia Group	261,791	932,102
National Australia Bank	51,171	1,292,259
Nufarm	104,830	791,703
Primary Health Care	35,070	143,210
QBE Insurance Group	11,320	216,378
		5,660,446
Brazil--.4%
Petroleo Brasileiro, ADR	8,790	391,067
China--.8%
China Railway Construction, Cl. H	286,500	353,132
PetroChina, ADR	4,480	525,146
		878,278
Finland--2.9%
Nokia	176,010	2,741,019
UPM-Kymmene	33,728	447,578
		3,188,597
France--12.4%
Cap Gemini	9,360	461,059
Carrefour	23,300	1,123,019
Credit Agricole	44,444	777,971
Danone	15,860	955,396
France Telecom	44,840	1,072,882
GDF Suez	27,824	1,074,808
Lagardere	13,020	526,863
Peugeot	11,110 a	327,127
Sanofi-Aventis	30,454	2,270,126
Societe Generale	22,432	1,410,824

Total	41,340	2,399,840
Vivendi	36,374	973,488
		13,373,403
Germany--6.5%
Allianz	4,140	519,080
Bayer	8,450	571,566
Daimler	16,404	772,254
Deutsche Lufthansa	30,380	503,885
Deutsche Telekom	50,100	679,048
E.ON	35,730	1,319,160
HeidelbergCement	5,720	319,074
Muenchener Rueckversicherungs	4,630	751,363
RWE	7,627	675,776
Siemens	9,250	926,399
		7,037,605
Greece--.4%
Public Power	24,480 a	429,833
Hong Kong--3.0%
BOC Hong Kong Holdings	107,500	256,419
China Mobile, ADR	10,660	512,959
Esprit Holdings	77,010	607,510
Hang Seng Bank	86,800	1,209,616
Hutchison Whampoa	84,900	621,093
		3,207,597
Italy--3.2%
Banco Popolare	51,300 a	356,837
ENI	23,735	556,845
Finmeccanica	88,496	1,180,935
Saras	276,970	755,665
Unipol Gruppo Finanziario	502,677 a	567,598
		3,417,880
Japan--23.3%
Astellas Pharma	13,600	492,416
Bridgestone	47,500	810,889
Chuo Mitsui Trust Holdings	330,240	1,239,857
Credit Saison	29,300	454,434
Daiwa House Industry	74,490	840,592

East Japan Railway	16,200	1,126,324
INPEX	54	396,235
JS Group	23,200	472,239
Kao	10,000	253,503
KDDI	182	942,218
Matsumotokiyoshi Holdings	5,900	133,474
Medipal Holdings	10,700	126,697
Mitsubishi Chemical Holdings	122,500	626,324
Mitsubishi Gas Chemical	113,000	680,490
Mitsubishi UFJ Financial Group	286,700	1,502,653
Mitsui OSK Lines	14,000	100,481
Murata Manufacturing	8,060	457,788
NEC	193,000	580,094
Nintendo	370	123,874
Nippon Express	112,000	481,592
Nomura Holdings	113,200	834,258
Panasonic	43,400	663,836
Rengo	96,000	564,766
Ricoh	23,700	370,114
Ryohin Keikaku	12,900	544,342
Sankyo	10,100	499,652
Secom	11,200	489,978
Seven & I Holdings	85,000	2,053,856
Shimizu	162,000	675,794
Shin-Etsu Chemical	10,160	590,104
Sumitomo	50,300	578,377
Sumitomo Mitsui Financial Group	41,100	1,358,423
Tokyo Electron	4,800	318,323
Tokyo Gas	216,440	953,827
Tokyo Steel Manufacturing	77,700	973,224
Toyoda Gosei	19,500	546,684
Toyota Motor	32,000	1,281,848
		25,139,580
Malaysia--.5%
Malayan Banking	243,050	556,586
Netherlands--2.8%
Aegon	106,654 a	730,349

European Aeronautic Defence and Space	32,760	659,067
Royal Dutch Shell, Cl. A	55,117	1,594,223
		2,983,639
Norway--.3%
Norsk Hydro	46,600 a	355,192
Papua New Guine--.3%
Lihir Gold	129,750	360,767
Russia--.3%
Gazprom, ADR	15,750	367,447
Singapore--2.2%
DBS Group Holdings	167,845	1,715,704
United Overseas Bank	48,000	659,466
		2,375,170
South Africa--1.2%
MTN Group	43,860	674,422
Nedbank Group	30,704	590,158
		1,264,580
South Korea--2.4%
Hyundai Motor	5,508	562,264
KB Financial Group, ADR	10,149	486,746
Korea Electric Power, ADR	22,520	365,725
KT, ADR	13,980	290,225
Samsung Electronics	827	597,893
SK Telecom, ADR	19,280	332,773
		2,635,626
Spain--2.0%
Gamesa Tecnologica	57,540	788,826
Grifols	40,440	604,104
Iberdrola	91,436	774,955
		2,167,885
Sweden--1.5%
Investor, Cl. B	39,620	759,960
Telefonaktiebolaget LM Ericsson, Cl. B	86,660	913,335
		1,673,295
Switzerland--6.4%
Clariant	35,165 a	447,233
Lonza Group	4,630	377,637

Nestle	28,420	1,455,501
Novartis	46,599	2,516,894
Roche Holding	7,270	1,179,031
UBS	56,114 a	912,172
		6,888,468
Taiwan--.4%
United Microelectronics	829,000 a	439,847
United Kingdom--18.5%
Anglo American	27,011	1,178,027
BAE Systems	152,017	856,535
BP	251,008	2,374,554
Centrica	268,530	1,197,623
GlaxoSmithKline	93,124	1,788,346
Home Retail Group	139,800	574,916
HSBC Holdings	245,593	2,489,546
Lonmin	3,350 a	103,604
QinetiQ Group	239,850	487,722
Reed Elsevier	73,020	582,294
Resolution	827,191	1,028,685
Rexam	130,080	578,173
Royal Dutch Shell, Cl. A	55,550	1,610,072
Tesco	59,281	391,725
Unilever	54,393	1,597,172
United Utilities Group	40,270	341,603
Vodafone Group	1,046,424	2,413,675
Wellstream Holdings	38,280	380,488
		19,974,760
Total Common Stocks
(cost $104,890,880)		104,767,548

Preferred Stocks--.2%
Brazil
Tele Norte Leste Participacoes, ADR
(cost $200,651)	15,290	270,021

Other Investment--.7%
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $800,000)	800,000 [b]	800,000

Total Investments (cost $105,891,531)	97.8%	105,837,569
Cash and Receivables (Net)	2.2%	2,347,565
Net Assets	100.0%	108,185,134

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $105,891,531. Net unrealized depreciation on investments was $53,962 of which $10,314,909 related to appreciated investment securities and $10,368,871 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.6
Energy	10.5
Industrial	9.5
Health Care	9.3
Consumer Discretionary	8.6
Materials	8.6
Consumer Staples	8.3
Telecommunication Services	6.6
Utilities	6.6
Information Technology	6.5
Money Market Investment	0.7
97.8
† Based on net assets.

See notes to financial statements.

At March 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Appreciation
Forward Foreign Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2010 ($)
Buys:
Hong Kong Dollar,
Expiring 4/1/2010	137,167	17,665	17,666	1

Sells:		Proceeds ($)
Euro,
Expiring 4/1/2010	94,828	127,458	128,080	(622)
Japanese Yen,
Expiring 4/1/2010	13,739,282	147,957	146,960	997
Japanese Yen,
Expiring 4/5/2010	6,129,671	65,869	65,565	304

Gross Unrealized Appreciation				1,302
Gross Unrealized Depreciation				(622)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 -	Significant
	Unadjusted Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	105,037,569	-	-	105,037,569
Mutual Funds	800,000	-	-	800,000
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	1,302	-	1,302
Liabilities ($)
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	(622)	-	(622)

+ See Statement of Investments for country and industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--5.0%	Principal Amount ($)	Value ($)
Citibank N.A.
0.20%, 4/28/10
(cost $15,000,000)	15,000,000	15,000,000
Commercial Paper--40.0%
Abbey National North America LLC
0.10%, 4/1/10	15,000,000	15,000,000
Barclays U.S. Funding Corp.
0.42%, 5/5/10	15,000,000	14,994,050
CBA (Delaware) Finance Inc.
0.19%, 4/6/10	15,000,000	14,999,604
Fortis Funding LLC
0.22%, 4/29/10	15,000,000 a	14,997,433
HSBC USA Inc.
0.19%, 4/6/10	15,000,000	14,999,604
ING (US) Funding LLC
0.20%, 5/7/10	15,000,000	14,997,000
Societe Generale N.A. Inc.
0.21%, 4/28/10 - 5/7/10	15,000,000	14,997,113
UBS Finance Delaware Inc.
0.32%, 7/22/10	15,000,000	14,985,067
Total Commercial Paper
(cost $119,969,871)		119,969,871
Asset-Backed Commercial Paper--30.0%
Atlantis One Funding Corp.
0.20%, 4/6/10	15,000,000 a	14,999,583
CAFCO LLC
0.32%, 7/7/10	15,000,000 a	14,987,067
Cancara Asset Securitisation Ltd.
0.22%, 5/6/10	15,000,000 a	14,996,792
CIESCO LLC
0.32%, 7/7/10	15,000,000 a	14,987,067
Grampian Funding Ltd.
0.26%, 4/27/10	15,000,000 a	14,997,183
Manhattan Asset Funding Company LLC
0.23%, 5/20/10	15,000,000 a	14,995,304
Total Asset-Backed Commercial Paper
(cost $89,962,996)		89,962,996
Short-Term Bank Note--5.0%
Bank of America N.A.
0.31%, 7/12/10
(cost $15,000,000)	15,000,000	15,000,000
Time Deposit--5.0%
Branch Banking & Trust Co. (Grand Cayman)
0.03%, 4/1/10
(cost $15,000,000)	15,000,000	15,000,000

Repurchase Agreements--15.0%
Barclays Capital
0.01%, dated 3/31/10, due 4/1/10 in the amount of
$30,000,008 (fully collateralized by $30,630,900 U.S.
Treasury Bills, due 7/22/10-1/13/11, value
$30,600,002)	30,000,000	30,000,000
RBC Capital Markets
0.245%, dated 3/31/10, due 4/1/10 in the amount of
$15,000,102 (fully collateralized by $39,728,962
Corporate Notes, 7%, due 9/25/36, value $15,450,000)	15,000,000	15,000,000
Total Repurchase Agreements
(cost $45,000,000)		45,000,000
Total Investments (cost $299,932,867)	100.0%	299,932,867
Cash and Receivables (Net)	.0%	6,693
Net Assets	100.0%	299,939,560

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $104,960,429 or 35.0% of net assets.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	299,932,867
Level 3 - Significant Unobservable Inputs	-
Total	299,932,867

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Repurchase Agreements:

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2010 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)
Consumer Discretionary--28.0%
American Axle & Manufacturing
Holdings	226,200 a,b	2,257,476
AnnTaylor Stores	102,240 a,b	2,116,368
ArvinMeritor	377,620 a,b	5,041,227
Bebe Stores	187,450	1,668,305
Belo, Cl. A	410,550	2,799,951
Callaway Golf	107,120 a	944,798
CBS, Cl. B	78,150	1,089,411
CDI	51,070	748,686
Crocs	192,200 a,b	1,685,594
Dana Holding	205,640 b	2,443,003
Forrester Research	49,510 b	1,488,766
Furniture Brands International	219,130 a,b	1,409,006
Genesco	40,680 b	1,261,487
Interpublic Group of Cos.	356,580 b	2,966,746
ITT Educational Services	16,500 a,b	1,855,920
Kelly Services, Cl. A	45,860 b	764,028
Liz Claiborne	211,870 a,b	1,574,194
Mohawk Industries	17,200 b	935,336
Navistar International	21,590	965,721
New York Times, Cl. A	186,530 a,b	2,076,079
OfficeMax	171,530 b	2,816,523
Orient-Express Hotels, Cl. A	237,410 b	3,366,474
Saks	486,600 a,b	4,184,760
ScanSource	96,660 a,b	2,781,875
SFN Group	94,950 b	760,549
WABCO Holdings	64,720	1,936,422
Wet Seal, Cl. A	189,180 a,b	900,497
		52,839,202
Consumer Staples--3.4%
AFC Enterprises	36,590 b	392,611
Avery Dennison	25,200	917,532
Brinker International	222,910	4,297,705
Nash Finch	23,230	781,689
		6,389,537
Energy--7.3%
Arena Resources	91,570 a,b	3,058,438
Comstock Resources	51,740 b	1,645,332
Key Energy Services	196,830 a,b	1,879,726
Massey Energy	27,140	1,419,151
Matrix Service	75,330 b	810,551
Pinnacle Financial Partners	57,550 a,b	869,580
PNM Resources	256,190 a	3,210,061
Resolute Energy	65,850 a,b	797,443
		13,690,282
Exchange Traded Funds--.4%
iShares Russell 2000 Index Fund	12,550 a	851,016
Financial--16.1%
Actuant, Cl. A	176,710 a	3,454,680
CB Richard Ellis Group, Cl. A	275,700 b	4,369,845
FBR Capital Markets	507,380 a,b	2,308,579
First Midwest Bancorp	67,950 a	920,722
Glacier Bancorp	152,870	2,328,210
Hanover Insurance Group	28,960 a	1,262,946
Huntington Bancshares	517,660	2,779,834
Jones Lang LaSalle	20,280	1,478,209
National Penn Bancshares	350,030 a	2,415,207
PacWest Bancorp	45,360 a	1,035,115
Portfolio Recovery Associates	28,700 a,b	1,574,769
TradeStation Group	165,630 a,b	1,161,066
United Community Banks	198,530 a,b	875,517
Waddell & Reed Financial, Cl. A	63,580 a	2,291,423

Wilmington Trust	125,550 a	2,080,364
		30,336,486
Health Care--9.3%
Abraxis Bioscience	25,280 a,b	1,308,240
Amedisys	63,150 a,b	3,487,143
Cooper	91,320 a	3,550,522
Emergent Biosolutions	140,399 a,b	2,357,299
King Pharmaceuticals	352,140 b	4,141,166
Pain Therapeutics	143,015 a,b	896,704
Vanda Pharmaceuticals	154,410 a,b	1,781,891
		17,522,965
Industrial--13.0%
Altra Holdings	81,190 b	1,114,739
Columbus McKinnon	61,280 a,b	972,514
Con-way	68,870	2,418,714
FreightCar America	25,400 a	613,664
Granite Construction	83,400 a	2,520,348
Kaman	67,832 a	1,696,478
Lennox International	47,440 a	2,102,541
Myers Industries	91,000	953,680
Old Dominion Freight Line	55,800 a,b	1,863,162
Quanex Building Products	50,700 a	838,071
Saia	80,520 a,b	1,117,618
Simpson Manufacturing	108,350 a	3,007,796
Sterling Construction	85,660 a,b	1,346,575
Textron	76,500 a	1,624,095
UAL	75,670 a,b	1,479,349
US Airways Group	120,680 a,b	886,998
		24,556,342
Information Technology--12.3%
Brocade Communications Systems	111,800 b	638,378
Cadence Design Systems	220,190 a,b	1,466,465
DealerTrack Holdings	108,130 b	1,846,860
Emulex	53,840 b	714,995
Encore Wire	65,060 a	1,353,248
Lattice Semiconductor	70,310 b	258,038
Lawson Software	226,160 b	1,494,918
Micros Systems	89,130 a,b	2,930,594
Microsemi	123,710 a,b	2,145,131
Omnicell	67,190 a,b	942,676
Rovi	51,010 a,b	1,894,001
Take-Two Interactive Software	177,830 a,b	1,751,626
Teradyne	50,710 a,b	566,431
Vishay Intertechnology	343,970 b	3,518,813
Websense	71,580 a,b	1,629,877
		23,152,051
Materials--3.2%
Cabot	92,650	2,816,560
Celanese, Ser. A	22,100	703,885
Griffon	47,000 b	585,620
Temple-Inland	90,350	1,845,851
		5,951,916
Telecommunications--1.9%
Cbeyond	120,580 a,b	1,649,534
Leap Wireless International	34,330 a,b	561,639
PAETEC Holding	285,860 a,b	1,337,825
		3,548,998
Utilities--3.4%
Great Plains Energy	115,340	2,141,864
Portland General Electric	221,510 a	4,277,358
		6,419,222
Total Common Stocks
(cost $165,766,450)		185,258,017

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,277,000)	4,277,000 [c]	4,277,000

Investment of Cash Collateral for
Securities Loaned--18.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $34,614,963)	34,614,963 [c]	34,614,963
Total Investments (cost $204,658,413)	119.0%	224,149,980
Liabilities, Less Cash and Receivables	(19.0%)	(35,807,788)
Net Assets	100.0%	188,342,192

a	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's securities on loan is
$33,369,582 and the total market value of the collateral held by the portfolio is $34,614,963.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $204,658,413. Net unrealized appreciation on investments was $19,491,567 of which $20,539,900 related to appreciated investment securities and $1,048,333 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1- unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	181,040,527	-	-	181,040,527
Equity Securities - Foreign+	3,366,474	-	-	3,366,474
Mutual Funds/Exchange Traded	39,742,979	-	-	39,742,979

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--113.0%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	131,000	127,889
Aerospace & Defense--.2%
Boeing,
Sr. Unscd. Notes	4.88	2/15/20	260,000	266,535
Agriculture--.8%
Altria Group,
Gtd. Notes	9.70	11/10/18	280,000	344,823
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	725,000	781,864
				1,126,687
Asset-Backed Ctfs./Auto Receivables--2.5%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	440,000 a	440,000
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	155,000	159,488
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	250,166 a	232,929
Capital One Auto Finance Trust,
Ser. 2007-B, Cl. A3B	0.23	4/15/12	94,562 b	94,480
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	338,681	344,270
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000	110,035
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	300,000 a	299,894
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	215,000	226,097
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	575,000 a	617,416
JP Morgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	234,583 a	224,389
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	610,000	632,188
				3,381,186
Asset-Backed Ctfs./Home Equity Loans--1.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	412,923 b	408,204

Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.68	5/25/35	116,682 b	114,778
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.65	3/25/35	253,323 b	249,524
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.70	7/25/35	116,022 b	113,888
JPMorgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.30	10/25/36	162,288 b	154,453
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.38	1/25/36	64,949 b	62,372
Morgan Stanley Capital,
Ser. 2004-NC1, Cl. M2	2.57	12/27/33	177,266 b	146,801
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.88	9/25/34	156,952 b	151,431
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.51	11/25/35	234,285 b	225,124
Securitized Asset Backed
Receivables, Ser. 2004-OP2,
Cl. M2	1.30	8/25/34	441,896 b	310,808
				1,937,383
Asset-Backed Ctfs./Manufactured Housing--.0%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	43,934	44,002
Automotive, Trucks & Parts--.4%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	335,000	350,075
Lear,
Gtd. Bonds	7.88	3/15/18	60,000	60,975
Lear,
Gtd. Notes	8.13	3/15/20	130,000	132,763
				543,813
Banks--4.1%
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	120,000	132,984
Barclays Bank,
Sub. Notes	10.18	6/12/21	344,000 a	449,749
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	630,000	762,463
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	1,000,000	1,051,509
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	260,000	266,087
Citigroup,
Unscd. Notes	8.50	5/22/19	120,000	140,292

Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	280,000	280,519
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	275,000 b	253,110
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	320,000	340,785
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	620,000	630,850
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	1,215,000 b	1,260,562
				5,568,910
Building Materials--.3%
Masco,
Sr. Unscd. Bonds	7.13	3/15/20	345,000	349,128
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	315,000	381,697
Coal--.2%
Consol Energy,
Gtd. Notes	8.00	4/1/17	100,000 a	103,250
Consol Energy,
Gtd. Notes	8.25	4/1/20	120,000 a	123,900
				227,150
Commercial & Professional Services--.9%
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	310,000 a	327,468
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	500,000 a	541,789
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	355,000	370,975
				1,240,232
Commercial Mortgage Pass-Through Ctfs.--10.0%
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	240,000	233,353
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR3,
Cl. A4	4.72	2/11/41	315,000	321,839
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	565,000 b	576,486
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	430,000 b	463,203
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,

Cl. A4	5.74	9/11/42	800,000 b	825,303
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	1,021,000 b	1,018,609
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.42	5/15/23	349,180 a,b	336,963
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	950,000 a	1,002,250
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	190,000 a	200,925
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	550,000 a	581,625
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	420,000 a	444,150
Crown Castle Towers,
Ser. 2006-1A, Cl. F	6.65	11/15/36	295,000 a	312,791
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	113,555	113,566
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	390,000 b	406,411
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	240,975	248,561
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.48	3/6/20	1,065,000 a,b	948,905
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.67	3/6/20	395,000 a,b	340,509
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.28	3/6/20	225,000 a,b	183,524
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	440,000	446,493
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	725,000	741,704
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	115,000 a	123,193
JP Morgan Chase Commercial

Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	500,000 a,b	523,148
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	86,668	86,669
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A2	4.44	11/12/35	163,077	163,804
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	371,257 b	376,272
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.21	11/12/37	165,000 b	167,269
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	265,020	271,647
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.91	6/12/46	605,000 b	636,875
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.65	6/11/42	835,000 b	864,826
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	135,000 a	139,556
SBA CMBS Trust,
Ser. 2006-1A, Cl. E	6.17	11/15/36	130,000 a	134,713
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	325,000 b	351,934
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	112,531	114,718
				13,701,794
Diversified Financial Services--6.3%
Allstate Life Global Funding
Trust, Sr. Scd. Notes	5.38	4/30/13	321,000	349,930
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000	652,216
Ameriprise Financial,
Sr. Unscd. Notes	7.30	6/28/19	270,000	313,374
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	233,000 b	233,000
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	515,000 a	542,024
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	390,000	459,843
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/29/49	481,000 b	453,342
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	299,000	356,294
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	475,000 a	532,000

General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	915,000	957,735
Goldman Sachs Group,
Sr. Unscd. Notes	5.38	3/15/20	195,000	193,564
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	155,000 a	181,361
Invesco,
Gtd. Notes	5.38	2/27/13	250,000	259,145
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	440,000	375,612
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	535,000	581,760
Lloyds TSB Bank,
Bank Gtd. Notes	5.80	1/13/20	675,000 a	659,799
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000	736,614
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	430,000 a	460,696
UBS,
Sr. Unscd. Notes	3.88	1/15/15	350,000	345,659
				8,643,968
Diversified Manufacturing--.4%
Bombardier,
Sr. Notes	7.75	3/15/20	195,000 a	204,750
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	300,000 a	315,750
				520,500
Electric Utilities--3.5%
AES,
Sr. Unscd. Notes	7.75	10/15/15	285,000	291,412
AES,
Sr. Unscd. Notes	8.00	10/15/17	270,000	275,400
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	500,000	523,179
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000	435,328
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	655,000 c	694,994
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	310,000 a	337,273
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	313,000	348,486
Nevada Power,
Mortgage Notes	6.50	8/1/18	305,000	333,456
Nevada Power,

Mortgage Notes, Ser. R	6.75	7/1/37	265,000	286,890
NiSource Finance,
Gtd. Notes	5.25	9/15/17	375,000 c	377,461
NRG Energy,
Gtd. Notes	7.38	1/15/17	350,000	347,375
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000	140,375
Southern,
Sr. Unscd. Notes, Ser. A	5.30	1/15/12	290,000	308,438
				4,700,067
Environmental Control--.4%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	115,000	125,074
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	210,000	226,390
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000	225,477
				576,941
Food & Beverages--2.3%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	635,000 a	821,540
Coca-Cola,
Sr. Unscd. Notes	4.88	3/15/19	295,000	307,363
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	100,000	109,828
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	755,000	827,559
Kroger,
Gtd. Notes	6.15	1/15/20	410,000	445,905
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	257,000	260,855
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	293,000	295,930
				3,068,980
Foreign/Governmental--.9%
Banco Nacional de Desenvolvimento
Economico e Social, Notes	5.50	7/12/20	220,000 a	218,900
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	300,000	327,450
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	305,000	327,544
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	326,000	350,450
				1,224,344
Health Care--.8%

Community Health Systems,
Gtd. Notes	8.88	7/15/15	205,000	212,688
Davita,
Gtd. Notes	6.63	3/15/13	335,000	338,769
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	165,000	177,416
Wyeth,
Gtd. Notes	6.95	3/15/11	325,000 b	344,788
				1,073,661
Lodging & Entertainment--.4%
Ameristar Casinos,
Gtd. Notes	9.25	6/1/14	165,000	173,663
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	340,000 a	346,800
				520,463
Media--5.1%
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	10,000 a,c	10,438
Clear Channel Worldwide,
Gtd. Notes	9.25	12/15/17	335,000 a	351,750
Comcast,
Gtd. Notes	5.50	3/15/11	485,000	504,704
Comcast,
Gtd. Notes	6.30	11/15/17	425,000	468,965
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000 a	431,410
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	25,000 a	26,750
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	310,000 a	341,000
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	335,000	375,664
Discovery Communications,
Gtd. Notes	5.63	8/15/19	150,000	156,871
Echostar DBS,
Gtd. Notes	7.75	5/31/15	505,000	530,250
News America Holdings,
Gtd. Debs.	7.70	10/30/25	425,000	473,311
News America,
Gtd. Notes	6.15	3/1/37	460,000	454,897
News America,
Gtd. Notes	6.65	11/15/37	355,000	374,564
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	670,000	705,990
Time Warner Cable,

Gtd. Notes	5.85	5/1/17	440,000	471,815
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	535,000	598,746
Time Warner,
Gtd. Notes	5.88	11/15/16	630,000	689,248
				6,966,373
Mining--1.2%
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	460,000	526,829
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	325,000	362,047
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	395,000	434,508
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	35,000	41,825
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	265,000	325,950
				1,691,159
Oil & Gas--2.2%
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	300,000	327,750
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	670,000	731,640
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	235,000	263,879
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	310,000	359,716
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	175,000	205,898
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	85,000	86,700
Range Resouces,
Gtd. Notes	8.00	5/15/19	470,000	504,075
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000	329,992
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	240,000	240,499
				3,050,149
Packaging & Containers--.1%
Crown Americas,
Gtd. Notes	7.63	11/15/13	130,000	134,550
Paper & Paper Related--.4%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	145,000 a	150,800
Georgia-Pacific,

Gtd. Notes	8.25	5/1/16	345,000 a	377,775
				528,575
Pipelines--.7%
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	350,000	375,375
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	470,000	528,221
				903,596
Property & Casualty Insurance--2.0%
ACE INA Holdings,
Gtd. Notes	5.90	6/15/19	321,000 c	350,524
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	51,000	45,574
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	79,000	77,349
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	305,000	303,475
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	85,000	88,794
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	328,000	344,322
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	475,000 a	479,404
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	290,000	348,815
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	330,000	347,276
Willis North America,
Gtd. Notes	6.20	3/28/17	155,000	157,250
Willis North America,
Gtd. Notes	7.00	9/29/19	185,000	194,065
				2,736,848
Real Estate--4.0%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	470,000	482,245
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	335,000	349,114
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	60,000	61,178
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000	318,386
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	135,000	139,736
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	325,000	325,197

Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	100,000	106,924
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	475,000	464,308
HRPT Properties Trust,
Sr. Unscd. Notes	0.86	3/16/11	238,000 b	234,282
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	100,000	97,069
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	225,000	225,135
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	400,000	416,852
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000	414,574
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	210,000	212,430
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000	66,076
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000	119,971
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	160,000	165,793
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	520,000	518,926
WEA Finance,
Gtd. Notes	7.13	4/15/18	435,000 a	471,325
WEA Finance,
Gtd. Notes	7.50	6/2/14	230,000 a	257,671
				5,447,192
Residential Mortgage Pass-Through Ctfs.--.3%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.52	7/25/35	293,368 b	276,070
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.60	5/25/36	223,448 b	179,328
				455,398
Retail--.4%
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	237,000	230,752
Staples,
Gtd. Notes	9.75	1/15/14	280,000	339,728
				570,480

State/Territory General Obligations--2.1%
Erie Tobacco Asset Securitization
Corporation, Tobacco

Settlement Asset-Backed Bonds	6.00	6/1/28	400,000	335,072
Los Angeles Unified School
District Build America, Bonds	6.76	7/1/34	280,000	289,755
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	430,000	346,386
New York City Build America,
Bonds	5.99	12/1/36	350,000	346,517
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	355,000	367,379
State of Illinois,
Taxable Bonds	4.42	1/1/15	380,000	383,390
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	600,000	510,354
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	430,000	341,893
				2,920,746
Steel--.3%
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	310,000	394,641
Telecommunications--2.0%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	355,000	379,823
AT & T,
Gtd. Notes	7.30	11/15/11	285,000 b	311,648
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	625,000 a	684,375
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	310,000	339,074
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	240,000	246,025
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	180,000	193,695
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	250,000	290,652
Wind Acquisition Finance,
Scd. Notes	11.75	7/15/17	265,000 a	294,150
				2,739,442
Textiles & Apparel--.3%
Mohawk Industries,
Sr. Unscd. Notes	6.50	1/15/11	400,000 b	418,000

Transportation--.6%
Canadian National Railway,
Sr. Unscd. Notes	5.55	3/1/19	700,000	752,970
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	85,000	91,383
				844,353
U.S. Government Agencies/Mortgage-Backed--27.3%
Federal National Mortgage Association:
5.00%			12,460,000 d,e	12,855,219
5.50%			7,380,000 d,e	7,831,328
4.00%, 5/1/10			202,063 e	202,218
Bonds, Ser. 1 4.75%,
11/19/12			641,000 e	693,789
5.00%, 11/1/20 - 11/1/21			2,763,907 e	2,940,012
Notes, 5.25%, 9/15/16			470,000 e	519,384
5.50%, 9/1/34 - 6/1/38			2,658,980 e	2,806,616
6.00%, 9/1/22 - 5/1/39			6,466,080 e	6,915,671
7.00%, 6/1/29 - 9/1/29			56,332 e	63,277
Government National Mortgage Association I
5.50%, 4/15/33 - 3/15/34			1,910,137	2,036,540
Government National Mortgage Association II
7.00%, 9/20/28 - 7/20/29			12,452	13,987
Federal Home Loan Mortgage Corp.,
3.50%, 9/1/10			70,628 e	70,900
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			333,226 e	344,360
				37,293,301
U.S. Government Securities--27.8%
U.S. Treasury Bonds:
4.25%, 5/15/39			3,121,000	2,892,780
5.25%, 11/15/28			540,000	588,094
U.S. Treasury Notes:
0.88%, 4/30/11			4,955,000	4,976,876
1.38%, 9/15/12			4,040,000	4,050,104
2.00%, 11/30/13			12,170,000	12,194,729
3.25%, 7/31/16			4,520,000	4,568,382
3.50%, 2/15/18			7,805,000	7,831,225
4.88%, 5/31/11			870,000	914,350
				38,016,540
Total Bonds and Notes
(cost $150,070,498)				154,336,673

	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)
Call Options--.1%
10-Year USD LIBOR-BBA,
February 2011 @ 3.63	4,420,000	48,790
U.S. Treasury 10 Year Notes,
May 2010 @ 118	7,100,000	25,516
		74,306
Put Options--.0%
3-Month USD LIBOR-BBA
May 2010 @ 2.80	6,865,000	19,009
Total Options
(cost $145,916)		93,315
	Principal
Short-Term Investments--1.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 4/22/10
(cost $1,337,968)	1,338,000 [f]	1,337,890
Other Investment--.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $338,000)	338,000 [g]	338,000
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,115,100)	1,115,100 [g]	1,115,100
Total Investments (cost $153,007,482)	115.1%	157,220,978
Liabilities, Less Cash and Receivables	(15.1%)	(20,612,209)
Net Assets	100.0%	136,608,769

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities had a total market value of $17,130,777 or 12.5% of net assets.

b	Variable rate security--interest rate subject to periodic change.
c

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the portfolio's securities on loan is $1,085,985 and the total market value of the collateral held by the portfolio is $1,115,100.

d	Purchased on a forward commitment basis.
e

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

f	Held by a broker as collateral for open financial futures positions.

g Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $153,007,482. Net unrealized appreciation on investments was $4,556,313 of which $5,938,999 related to appreciated investment securities and $1,382,686 related to depreciated investment securities.

At March 31, 2010, the fund held the following forward foreign currency exchange contracts:

				Unrealized
Foreign Forward Currency	Foreign			Appreciation
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 3/31/2010 ($)
Purchases:
Argentine Peso, expiring 4/12/2010	2,670,000	688,233	688,784	551
Brazilian Real, expiring 4/12/2010	1,240,000	690,846	695,555	4,709
Canadian Dollar, expiring 4/28/2010	705,000	692,211	694,130	1,919
Indonesian Rupiah, expiring 4/12/2010	6,402,890,000	689,224	702,081	12,858
Malaysian Ringgit, expiring 4/28/2010	1,215,000	364,143	371,902	7,759
Philippines Peso, expiring 4/12/2010	31,720,000	688,517	701,000	12,483
Russian Ruble, expiring 4/12/2010	20,650,000	688,276	700,524	12,248
South Korean Won, expiring 4/28/2010	1,948,095,000	1,708,331	1,719,854	11,523

Sale:		Proceeds ($)
Euro, expiring 4/28/2010	4,315,000	5,846,911	5,828,232	18,679
				82,729

STATEMENT OF FINANCIAL FUTURES
Dreyfus Variable-Quality Bond Portfolio
March 31, 2010 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2010 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	16	3,471,250	June 2010	(2,250)
U.S. Treasury 5 Year Notes	65	7,464,844	June 2010	(65,367)
U.S. Treasury 30 Year Bonds	33	3,832,125	June 2010	28,625
Financial Futures Short
U.S. Treasury 10 Year Notes	137	15,926,250	June 2010	167,312

Gross Unrealized Appreciation				195,937
Gross Unrealized Depreciation				(67,617)

STATEMENT OF OPTIONS WRITTEN
March 31, 2010 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
February 2012 @ 4.70	3,460,000	a	(158,908)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	6,865,000	a	(310,482)
U.S. Treasury 10 Year Notes
May 2010 @ 118	14,200,000	a	(24,407)
Put Options:
2-Year USD LIBOR-BBA,
April 2010 @ 2.25	20,600,000	a	-
10-Year USD LIBOR-BBA,
December 2010 @ 5.05	1,400,000	a	(12,035)
10-Year USD LIBOR-BBA,
February 2011 @ 5.364	4,420,000	a	(32,076)
10-Year USD LIBOR-BBA,

February 2012 @ 4.70	3,460,000 a	(158,908)
10-Year USD LIBOR-BBA,
November 2012 @ 4.76	6,865,000 a	(415,508)
U.S. Treasury 5 Year Notes
May 2010 @ 114.5	6,100,000 a	(32,883)
(Premiums received $1,488,024)
		(1,145,207)

BBA--British Bankers Association
LIBOR--London Interbank Bank Offered Rate
USD--US Dollar

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
U.S. Treasury	-	39,354,430	-	39,354,430
Asset-Backed	-	5,362,571	-	5,362,571
Corporate Bonds+	-	55,361,979	-	55,361,979
Foreign Government	-	1,224,344	-	1,224,344
Municipal Bonds	-	2,920,746	-	2,920,746
U.S. Government Agencies/Mortgage-Backed	-	37,293,301	-	37,293,301
Residential Mortgage-Backed	-	455,398	-	455,398
Commercial Mortgage-Backed	-	13,701,794	-	13,701,794
Mutual Funds	1,453,100	-	-	1,453,100
Other Financial Instruments:++
Forward Foreign Exchange Contracts	-	82,729	-	82,729
Options	25,516	67,799	-	93,315
Futures	195,937	-	-	195,937
Liabilities ($)
Other Financial Instruments:++
Options	(57,290)	(1,087,917)	-	(1,145,207)
Futures	(67,617)	-	-	(67,617)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio’s securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund writes (sells) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.  As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.  As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.  The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is thediscounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)